SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE BASED COMPENSATION [Abstract]
Schedule of Assumptions Used

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2013
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
April 3, 2013	2.29%	2.8 times	51.78%	0%	3%

	Year Ended December 31, 2014
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
January 28, 2014	2.77%	3.0-3.5 times	93.0%	0%	3-9.5%

Summary of Stock Option Activity

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2014 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Options outstanding on January 1, 2014	6,371,250	$0.25
Granted	6,274,166	$1.49
Forfeited	(112,500)	$1.49
Expired	(7,500)	$1.49
Exercised	(150,000)	$0.25
Options outstanding on December 31, 2014	12,375,416	$0.87	7.23	$5,016,816
Options vested or expected to vest on December 31, 2014	8,693,171	$0.47	6.02	$5,763,445
Options exercisable on December 31, 2014	7,353,583	$0.51	6.07	$4,689,250